LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MARCH 9, 2010

TO THE PROSPECTUSES

OF THE FUNDS LISTED IN

SCHEDULE A

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in each Fund’s Prospectus.

The following replaces the section titled “Class I shares” of the section of the Prospectus titled “Sales charges” for all Funds listed on Schedule A except Legg Mason Western Asset Core Plus Bond Fund, Legg Mason Western Asset Global High Yield Bond Fund, Legg Mason Western Asset High Income Fund and Legg Mason Western Asset Short-Term Bond Fund:

Class I shares

Class I shares are purchased at net asset value with no initial sales charge and no contingent deferred sales charge when redeemed. Class I shares are not subject to any distribution and/or service fees.

The following classes of investors are permitted to purchase Class I shares of the fund:

•

Institutional Investors who meet the $1,000,000 minimum initial investment requirement. “Institutional Investors” may include corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, defined benefit plans and other similar entities. The distributor or the financial intermediary may impose additional eligibility requirements or criteria to determine if an investor, including those types of investors listed above, qualifies as an Institutional Investor.

•

Clients of Eligible Financial Intermediaries. “Clients of Eligible Financial Intermediaries” are investors who invest in the fund through financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform. (“Eligible Investment

Programs”). Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Eligible Investment Programs may also include college savings vehicles such as Section 529 plans. The financial intermediary may impose separate investment minimums.

•	Retirement Plans with omnibus accounts held on the books of the fund can generally invest in Class I shares.

•

The following investors are also eligible: 1) current employees of the fund’s manager and its affiliates; 2) current and former board members of investment companies managed by affiliates of Legg Mason; 3) current and former board members of Legg Mason; 4) the immediate families of such persons. For such investors, the minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $50; and 5) individual investors who held Class I shares prior to November 20, 2006. Employees who leave the employment of Legg Mason will be able to retain ownership of their Class I shares but will not be able to purchase additional shares.

With respect to Legg Mason Western Asset Core Plus Bond Fund, Legg Mason Western Asset Global High Yield Bond Fund, Legg Mason Western Asset High Income Fund and Legg Mason Western Asset Short-Term Bond Fund the following is added to each prospectus:

Clients of Eligible Financial Intermediaries. “Clients of Eligible Financial Intermediaries” are investors who invest in the fund through financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform .(“Eligible Investment Programs”). Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Eligible Investment Programs may also include college savings vehicles such as Section 529 plans. The financial intermediary may impose separate investment minimums.

Class I shares are available for exchange from Class A shares of the same Fund by Participants in Eligible Investment Programs.

The following replaces the fifth bullet point of the Section of the Prospectus titled Exchanging Shares for the funds listed in Schedule A:

Generally, an exchange between funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes. An exchange between classes of shares of the same fund normally is not taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.

The following replaces the second paragraph of the Section of the Prospectus titled Dividends, distributions and taxes- Taxes for the funds listed in Schedule A:

In general, unless your shares are held in a qualified retirement plan, IRA or other tax deferred arrangement, redeeming shares, exchanging shares and receiving dividends and distributions (whether in cash or additional shares) are all taxable events. Any tax liability that you owe as a result of any of these taxable events is your responsibility. An exchange between classes of shares of the same fund normally is not taxable for federal income tax purposes.

SCHEDULE A

LEGG MASON PARTNERS EQUITY TRUST

Date of Prospectus
Legg Mason Barrett Financial Services Fund	11/29/09
Legg Mason Capital Management All Cap Fund	8/28/09 as amended 11/25/09
Legg Mason ClearBridge Aggressive Growth Fund	12/29/09
Legg Mason ClearBridge Appreciation Fund	4/30/09
Legg Mason ClearBridge Capital Fund	4/30/09
Legg Mason ClearBridge Diversified Large Cap Growth Fund	2/26/10
Legg Mason ClearBridge Dividend Strategy Fund	2/26/10
Legg Mason ClearBridge Equity Fund	4/30/09
Legg Mason ClearBridge Equity Income Builder Fund	4/30/09
Legg Mason ClearBridge Fundamental All Cap Value Fund	1/28/10
Legg Mason Batterymarch Global Equity Fund	4/30/09
Legg Mason Global Currents International All Cap Opportunity Fund	2/26/10
Legg Mason ClearBridge Large Cap Growth Fund	3/19/09
Legg Mason ClearBridge Large Cap Value Fund	2/26/10
Legg Mason Lifestyle Allocation 100%	5/31/09
Legg Mason Lifestyle Allocation 30%	5/31/09
Legg Mason Lifestyle Allocation 50%	5/31/09
Legg Mason Lifestyle Allocation 70%	5/31/09
Legg Mason Lifestyle Allocation 85%	5/31/09
Legg Mason Lifestyle Income Fund	5/31/09
Legg Mason ClearBridge Mid Cap Core Fund	3/30/09
Legg Mason ClearBridge Small Cap Growth Fund	4/30/09
Legg Mason ClearBridge Small Cap Value Fund	1/28/10
Legg Mason Esemplia Emerging Markets Equity Fund	2/26/10
Legg Mason Investment Counsel Social Awareness Fund	5/31/09
Legg Mason Target Retirement 2015	5/31/09
Legg Mason Target Retirement 2020	5/31/09
Legg Mason Target Retirement 2025	5/31/09
Legg Mason Target Retirement 2030	5/31/09
Legg Mason Target Retirement 2035	5/31/09
Legg Mason Target Retirement 2040	5/31/09
Legg Mason Target Retirement 2045	5/31/09

LEGG MASON PARTNERS EQUITY TRUST (Continued)

Date of Prospectus
Legg Mason Target Retirement 2050	5/31/09
Legg Mason Target Retirement Fund	5/31/09
Legg Mason Batterymarch U.S. Large Cap Equity Fund	3/30/09
Legg Mason Permal Tactical Allocation Fund	4/13/09
LEGG MASON PARTNERS INCOME TRUST

Legg Mason Western Asset Adjustable Rate Income Fund	9/28/09 as amended 11/23/09
Legg Mason Western Asset California Municipals Fund	6/28/09

Legg Mason Western Asset Core Plus Bond Fund	11/30/09

Legg Mason Western Asset Corporate Bond Fund	4/30/09

Legg Mason Western Asset Global High Yield Bond Fund	4/30/09

Legg Mason Western Asset Government Securities Fund	4/30/09

Legg Mason Western Asset High Income Fund	11/30/09

Legg Mason Western Asset Intermediate Maturity California Municipals Fund	3/30/09

Legg Mason Western Asset Intermediate Maturity New York Municipals Fund	3/30/09

Legg Mason Western Asset Intermediate-Term Municipals Fund	7/29/09

Legg Mason Western Asset Managed Municipals Fund	6/28/09

Legg Mason Western Asset Massachusetts Municipals Fund	3/30/09

Legg Mason Western Asset Municipal High Income Fund	11/30/09

Legg Mason Western Asset New Jersey Municipals Fund	7/29/09

Legg Mason Western Asset New York Municipals Fund	7/29/09

Legg Mason Western Asset Oregon Municipals Fund	8/28/09 as amended 11/23/09

Legg Mason Western Asset Pennsylvania Municipals Fund	7/29/09 as amended 11/25/09

Legg Mason Western Asset Short Duration Municipal Income Fund	2/26/10

Legg Mason Western Asset Short-Term Bond Fund	4/30/09

Legg Mason Western Asset Strategic Income Fund	11/30/09

Western Asset Emerging Markets Debt Portfolio	6/28/09

Western Asset Global High Yield Bond Portfolio	6/28/09

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